Loss Per Share (Schedule of Loss Attributable to Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Loss for the year	$ 12,419	$ 18,668	$ 15,385